Employee Benefit Expenses (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥) Individuals	Dec. 31, 2017 CNY (¥) Individuals	Dec. 31, 2016 CNY (¥) Individuals
Employee benefit expenses [abstract]
Wages and salaries	¥ 1,814,991	¥ 1,769,535	¥ 1,666,806
Social welfare costs	712,556	622,854	640,710
Others	374,029	349,331	162,014
Share-based payments granted to directors and employees	(13,004)	11,276	18,004
Total employee benefit expense	¥ 2,888,572	¥ 2,752,996	¥ 2,487,534
Number of individuals with the highest emoluments disclosed | Individuals	5	5	5